UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	03/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
18	Report of Independent Registered
Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund

F O R M O R E	I N F O R M AT I O N

Back Cover

The Fund

Dreyfus Institutional
Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Money Market Fund for the 12-month period ended March 31, 2007. During the reporting period, the fund produced a yield of 5.18%, which, after taking into account the effects of compounding, resulted in an effective yield of 5.31% .1

The Economy

The reporting period proved to be a time of transition for the U.S. economy and Federal Reserve Board (the “Fed”) policy.After the U.S. economy expanded at a robust 5.6% annualized rate in the first quarter of 2006, investors’ economic concerns began to intensify in April 2006. Hawkish comments from Fed members in early May sparked sharp declines in longer-term bond prices, and a falling unemployment rate stoked inflation fears. Hence, investors widely expected the Fed’s rate hikes in May and June, which drove the overnight federal funds rate to 5.25% .

Over the summer, investors grew worried that an overly aggressive Fed might trigger a recession. These concerns were compounded when housing markets softened and it later was announced that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter.The Fed cited a slower economy when it left short-term interest rates unchanged at 5.25% in August, the first pause after more than two years of steady rate hikes.

The Fed left overnight interest rates unchanged over the remainder of 2006. While core inflation data remained elevated in the fall, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, tumbling oil prices put a lid on one of the main drivers of the market’s inflation fears. Expectations of slower economic growth were later verified confirmed when it was announced that U.S. GDP growth had moderated to an annualized 2.0% in the third quarter of the year. Still, Fed members indicated that further policy firming might be needed if inflation remained above the Fed’s comfort zone.

2

The Fed’s inflationary concerns appeared to be warranted when December showed healthy employment gains. However, declines in consumer confidence and orders for durable goods suggested that the economy continued to slow, but at a gradual pace that seemed to hold little risk of recession.

As 2007 began, some analysts began to predict that further economic weakness might compel the Fed to reduce interest rates later in the year. However, the U.S. economy appeared to gain new momentum in January, when the U.S. Department of Labor reported that weekly wages rose by an inflation-adjusted 2.1% in 2006. Meanwhile, the U.S. economy overall grew at an estimated 2.5% annualized rate in the fourth quarter, which generally was in line with expectations. Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of moderate economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, some investors came to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February, relatively robust job creation data and a dip in the unemployment rate to 4.5% seemed to ease fears that the long U.S. economic expansion might be ending. While consumers may be coming under greater pressure, it would be unusual to see a sharp drop-off in consumer spending while job growth remains robust.

The Fed lent credence to this view in late March, when it again left the federal funds rate at 5.25% . However, the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, pushing back investors’ expectations of an eventual easing of monetary policy.

T h e F u n d 3

L E T T E R T O S H A R E H O L D E R S (continued)

Portfolio Focus

As short-term interest rates rose over the first several months of the reporting period, we maintained the fund’s weighted average maturity in a range we considered shorter than industry averages.After the Fed paused in its tightening campaign in August, we increased the fund’s weighted average maturity to the neutral range. However, with yield differences along the money market yield curve near historically narrow levels, it made little sense to establish a longer maturity position.

Although Fed members seem comfortable with interest rates for now, they stand ready to change monetary policy as conditions warrant. Therefore, we appear to have entered a more uncertain phase, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. Current economic data suggest that the Fed could remain on hold for some time. However, new economic data may paint a different picture, which we believe makes making a relatively cautious investment posture prudent.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

UNDERSTANDING YOUR FUND’S EXPENSES  (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2006 to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2007

Expenses paid per $1,000 †	$ .51
Ending value (after expenses)	$1,026.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2007

Expenses paid per $1,000 †	$ .50
Ending value (after expenses)	$1,024.43

† Expenses are equal to the fund’s annualized expense ratio of .10%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund5

STATEMENT	OF	INVESTMENTS
March 31, 2007

	Principal
Negotiable Bank Certificates of Deposit—31.6%	Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.31%, 5/14/07	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.30%—5.31%, 5/29/07—6/15/07	350,000,000	350,000,257
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.29%, 6/13/07	300,000,000	299,998,499
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31%—5.32%, 5/15/07—6/6/07	250,000,000	250,000,000
Calyon (Yankee)
5.32%, 5/21/07	100,000,000	100,000,000
Credit Suisse (Yankee)
5.30%—5.31%, 4/18/07—6/15/07	350,000,000	350,000,000
DEPFA BANK PLC (Yankee)
5.34%, 4/27/07	200,000,000 [a]	200,000,000
HBOS PLC (London)
5.32%, 5/21/07	88,000,000	88,000,000
HBOS Treasury Services PLC (London)
5.30%, 9/4/07	150,000,000	150,000,000
HSH Nordbank AG (Yankee)
5.30%—5.34%, 4/27/07—8/1/07	375,000,000 [a]	375,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.32%, 6/13/07	100,000,000	100,000,000
Svenska Handelsbanken (Yankee)
5.31%, 4/30/07	80,000,000	80,000,268
UniCredito Italiano SpA (Yankee)
5.32%, 4/30/07	76,000,000	75,999,603
Union Bank of California, N.A.
5.32%, 8/27/07	150,000,000	150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,593,998,627)		2,593,998,627

Commercial Paper—47.2%

Amsterdam Funding Corp.
5.33%, 5/16/07	100,000,000 [a]	99,351,250
ASB Bank Ltd.
5.31%, 6/20/07	39,150,000	38,694,555
ASB Finance Ltd.
5.31%, 5/3/07	50,000,000 [a]	49,767,111

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Bank of America Corp.
5.31%—5.32%, 4/4/07—6/11/07	225,000,000	223,330,460
BNP Paribas Finance Inc.
5.41%, 4/2/07	150,000,000	149,977,458
Bryant Park Funding LLC
5.31%, 5/14/07—5/15/07	45,444,000 [a]	45,157,559
CAFCO LLC
5.31%, 4/3/07—5/2/07	150,000,000 [a]	149,534,222
CHARTA LLC
5.30%—5.31%, 4/3/07—5/31/07	100,000,000 [a]	99,549,611
CIESCO LLC
5.31%, 4/3/07—5/11/07	127,000,000 [a]	126,537,561
Citigroup Funding Inc.
5.32%—5.34%, 5/14/07—6/5/07	300,000,000	297,479,500
CRC Funding LLC
5.31%, 4/3/07—5/22/07	202,000,000 [a]	201,213,709
DEPFA BANK PLC
5.34%, 4/30/07	150,000,000 [a]	149,371,667
Deutsche Bank Financial LLC
5.39%, 4/2/07	200,000,000	199,970,056
Dexia Delaware LLC
5.30%, 4/5/07	85,000,000	84,950,606
Edison Asset Securitization L.L.C.
5.33%, 6/5/07	94,190,000 [a]	93,300,559
FCAR Owner Trust, Ser. I
5.32%, 6/20/07	77,000,000	76,101,667
Goldman Sachs Group Inc.
5.29%, 5/25/07	100,000,000	99,214,750
HBOS Treasury Services PLC
5.31%, 5/10/07	23,000,000	22,869,437
Lexington Parker Capital Co. LLC
5.31%, 5/16/07	100,000,000 [a]	99,345,000
Links Finance LLC
5.31%, 6/18/07	62,195,000 [a]	61,489,553
Mane Funding Corp.
5.30%, 6/19/07	35,722,000 [a]	35,312,021
Nordea North America Inc.
5.34%, 4/26/07	50,000,000	49,819,444

T h e F u n d 7

S TAT E M E N T O F I N V E S T M E N T S (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Raiffeisen Zentralbank Oesterreich
5.31%—5.32%, 4/4/07—5/14/07	99,415,000	99,226,405
Santander Central Hispano Finance (Delaware) Inc.
5.31%, 4/17/07	100,000,000	99,767,111
Scaldis Capital Ltd.
5.32%, 7/25/07	120,800,000 [a]	118,791,448
Sigma Finance Inc.
5.30%—5.31%, 4/4/07—6/25/07	171,100,000 [a]	169,880,955
Simba Funding Corp.
5.31%, 5/16/07	103,315,000 [a]	102,638,287
Societe Generale N.A. Inc.
5.31%, 5/4/07	100,000,000	99,521,958
Solitaire Funding Ltd.
5.30%, 6/1/07	200,000,000 [a]	198,227,611
Stadshypotek Delaware Inc.
5.31%, 4/17/07	100,000,000 [a]	99,767,111
Thames Asset Global Securitization No. 1 Inc.
5.31%—5.32%, 4/30/07—5/14/07	147,078,000 [a]	146,311,563
Three Pillars Funding LLC
5.32%—5.42%, 4/2/07—4/18/07	93,646,000 [a]	93,566,279
Thunder Bay Funding LLC
5.31%, 5/15/07	53,695,000 [a]	53,351,113
Ticonderoga Master Funding Limited
5.30%, 5/30/07	109,461,000 [a]	108,522,767
Windmill Funding Corp.
5.31%, 4/2/07	45,000,000 [a]	44,993,450
Total Commercial Paper
(cost $3,886,903,814)		3,886,903,814

8

Corporate Notes—6.1%

Fifth Third Bancorp
5.32%, 4/24/07	200,000,000 [a,b]	200,000,000
Links Finance LLC
5.33%, 10/16/07	100,000,000 [a,b]	99,994,575
Morgan Stanley
5.36%, 4/6/07	150,000,000 [b]	150,000,000
Sigma Finance Inc.
5.32%, 1/15/08	50,000,000 [a,b]	49,998,015
Total Corporate Notes
(cost $499,992,590)		499,992,590

	Principal
Time Deposits—14.7%	Amount ($)	Value ($)

KBC Bank N.V. (Grand Cayman)
5.34%, 4/2/07	200,000,000	200,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.36%, 4/2/07	200,000,000	200,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
5.45%, 4/2/07	200,000,000	200,000,000
Nordea Bank Finland PLC (Grand Cayman)
5.37%, 4/2/07	200,000,000	200,000,000
Rabobank Nederland (Grand Cayman)
5.50%, 4/2/07	266,000,000	266,000,000
State Street Bank and Trust Co., Boston,
MA (Grand Cayman) 5.28%, 4/2/07	139,000,000	139,000,000
Total Time Deposits
(cost $1,205,000,000)		1,205,000,000

Total Investments (cost $8,185,895,031)	99.6%	8,185,895,031
Cash and Receivables (Net)	.4%	28,940,362
Net Assets	100.0%	8,214,835,393

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $3,270,972,997 or 39.8% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	68.6	Brokerage Firms	3.0
Asset-Backed/Multi-Seller Programs	17.7	Asset-Backed/Securities
Asset-Backed/Structured		Arbitrage Vehicles	1.2
Investment Vehicles	4.6	Asset-Backed/Single Seller	.9
Finance	3.6		99.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT	OF	ASSETS	AND	LIABILITIES
March 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	8,185,895,031	8,185,895,031
Cash		260,311
Interest receivable		29,273,210
		8,215,428,552

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		593,159

Net Assets ($)		8,214,835,393

Composition of Net Assets ($):
Paid-in capital		8,215,810,733
Accumulated net realized gain (loss) on investments		(975,340)

Net Assets ($)		8,214,835,393

Shares Outstanding
(unlimited number of $.001 par value
shares of Beneficial Interest authorized)		8,215,810,733
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT	OF OPERATIONS
Year Ended March 31, 2007

Investment Income ($):
Interest Income	396,050,861
Expenses:
Management fee—Note 2(a)	7,488,149
Investment Income—Net, representing net increase
in net assets resulting from operations	388,562,712

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2007	2006

Operations ($):
Investment income—net, representing
net increase in net assets
resulting from operations	388,562,712	291,608,796

Dividends to Shareholders from ($):
Investment income—net	(388,562,712)	(291,608,796)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	39,247,648,688	42,303,649,611
Dividends reinvested	370,456,888	270,734,371
Cost of shares redeemed	(37,935,714,548)	(44,872,376,961)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	1,682,391,028	(2,297,992,979)
Total Increase (Decrease) in Net Assets	1,682,391,028	(2,297,992,979)

Net Assets ($):
Beginning of Period	6,532,444,365	8,830,437,344
End of Period	8,214,835,393	6,532,444,365

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.052	.037	.016	.010	.017
Distributions:
Dividends from investment
income—net	(.052)	(.037)	(.016)	(.010)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.30	3.72	1.64	1.05	1.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income
to average net assets	5.19	3.62	1.59	1.04	1.65

Net Assets, end of period
($ x 1,000)	8,214,835	6,532,444	8,830,437	10,716,974	9,584,753

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

14

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value mea-surements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a

T h e F u n d 15

NOTES TO FINANCIAL STATEMENTS(continued)

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At March 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $975,340 available to be applied against future net securities profits, if any, realized subsequent to March 31, 2007. If not applied, $23,566 of the carryover expires in fiscal 2012 and $951,774 expires in fiscal 2013.

16

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2007 and March 31, 2006, were all ordinary income.

At March 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $593,159.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIR M

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 17, 2007

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 77.75% of ordinary income dividends paid during the fiscal year ended March 31, 2007 as qualifying “interest related dividends.”

The Fund19

BOARD MEMBERS INFORMATION(Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1997)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (73)
Board Member (1997)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 65

———————

Lucy Wilson Benson (79)
Board Member (1997)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director Emeritus
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 35

20

David W. Burke (71)
Board Member (2005)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 77

———————

Whitney I. Gerard (72)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 33

———————

George L. Perry (73)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arthur A. Hartman, Emeritus Board Member

T h e F u n d 21

T h e F u n d 23

N O T E S

For More Information

Dreyfus Institutional	Transfer Agent &
Preferred Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered
Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund

FOR MORE	INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Plus Money Market Fund for the 12-month period ended March 31, 2007. During the reporting period, the fund produced a yield of 5.22%, which, after taking into account the effects of compounding, resulted in an effective yield of 5.35% .1

The Economy

The reporting period proved to be a time of transition for the U.S. economy and Federal Reserve Board (the “Fed”) policy.After the U.S. economy expanded at a robust 5.6% annualized rate in the first quarter of 2006, investors’ economic concerns began to intensify in April 2006. Hawkish comments from Fed members in early May sparked sharp declines in longer-term bond prices, and a falling unemployment rate stoked inflation fears. Hence, investors widely expected the Fed’s rate hikes in May and June, which drove the overnight federal funds rate to 5.25% .

Over the summer, investors grew worried that an overly aggressive Fed might trigger a recession. These concerns were compounded when housing markets softened and it later was announced that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter.The Fed cited a slower economy when it left short-term interest rates unchanged at 5.25% in August, the first pause after more than two years of steady rate hikes.

The Fed left overnight interest rates unchanged over the remainder of 2006. While core inflation data remained elevated in the fall, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, tumbling oil prices put a lid on one of the main drivers of the market’s inflation fears. Expectations of slower economic growth were later verified confirmed when it was announced that U.S. GDP growth had moderated to an annualized 2.0% in the third quarter of the year. Still, Fed members indicated that further policy firming might be needed if inflation remained above the Fed’s comfort zone.

The Fed’s inflationary concerns appeared to be warranted when December showed healthy employment gains. However, declines in consumer confidence and orders for durable goods suggested that the economy continued to slow, but at a gradual pace that seemed to hold little risk of recession.

As 2007 began, some analysts began to predict that further economic weakness might compel the Fed to reduce interest rates later in the year. However, the U.S. economy appeared to gain new momentum in January, when the U.S. Department of Labor reported that weekly wages rose by an inflation-adjusted 2.1% in 2006. Meanwhile, the U.S. economy overall grew at an estimated 2.5% annualized rate in the fourth quarter, which generally was in line with expectations. Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of moderate economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, some investors came to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February, relatively robust job creation data and a dip in the unemployment rate to 4.5% seemed to ease fears that the long U.S. economic expansion might be ending. While consumers may be coming under greater pressure, it would be unusual to see a sharp drop-off in consumer spending while job growth remains robust.

T h e F u n d 3

LETTER TO SHAREHOLDERS (continued)

The Fed lent credence to this view in late March, when it again left the federal funds rate at 5.25% . However, the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, pushing back investors’ expectations of an eventual easing of monetary policy.

Portfolio Focus

We have kept the weighted average maturity of the fund in a range we consider shorter than the industry average.Although Fed members seem comfortable with interest rates for now, they stand ready to change monetary policy as conditions warrant. Therefore, we appear to have entered a more uncertain phase, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. Current economic data suggest that the Fed could remain on hold for some time. However, new economic data may paint a different picture, which we believe makes making a relatively cautious investment posture prudent.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield would have been 5.12% and 5.25%, respectively.

UNDERSTANDING YOUR FUND’S EXPENSES  (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2006 to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2007

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,026.80

COMPARING YOUR	FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2007

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

T h e F u n d 5

STATEMENT	OF	INVESTMENTS
March 31, 2007

	Principal
Negotiable Bank Certificates of Deposit—22.6%	Amount ($)	Value ($)

American Express Company (Yankee)
5.27%, 4/30/07	25,000,000	25,000,000
Banca Intesa SpA (Yankee)
5.27%, 4/10/07	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.28%, 4/20/07	25,000,000	25,000,000
Bayerische Landesbank (Yankee)
5.28%, 4/30/07	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
5.27%, 4/20/07	25,000,000 [a]	25,000,000
Fortis Bank (Yankee)
5.27%, 4/9/07	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.30%, 4/23/07	25,000,000	25,000,000
Societe Generale (Yankee)
5.27%, 4/10/07	25,000,000	25,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $200,000,000)		200,000,000

Commercial Paper—13.5%

BNP Paribas Finance Inc.
5.41%, 4/2/07	30,000,000	29,995,492
Deutsche Bank Financial LLC
5.39%, 4/2/07	30,000,000	29,995,508
Dresdner U.S. Finance Inc.
5.42%, 4/2/07	30,000,000	29,995,483
Three Pillars Funding LLC
5.42%, 4/2/07	30,000,000 [a]	29,995,483
Total Commercial Paper
(cost $119,981,966)		119,981,966

U.S. Government Agencies—1.6%

Federal Home Loan Bank System
5.00%, 4/2/07
(cost $13,998,056)	14,000,000	13,998,056

	Principal
Time Deposits—6.2%	Amount ($)	Value ($)

KBC Bank N.V. (Grand Cayman)
5.34%, 4/2/07	20,000,000	20,000,000
M&I Marshall & Ilsley Bank
Milwaukee, WI (Grand Cayman)
5.37%, 4/2/07	15,000,000	15,000,000
SunTrust Bank (Grand Cayman)
5.28%, 4/2/07	20,000,000	20,000,000
Total Time Deposits
(cost $55,000,000)		55,000,000

Repurchase Agreements—57.5%

Banc of America Securities LLC
5.35%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,896 (fully collateralized by $27,445,000
Federal Farm Credit System Bank, Bonds, 5.25%,
due 12/4/07, value $27,917,786, $44,800,000
Federal Home Loan Bank System, Bonds,
3.27%-5.25%, due 5/24/10-7/28/15,
value $39,046,701 and $20,000,000 Federal
National Mortgage Association, Notes, 5.76%,
due 7/28/23, value $19,736,000)	85,000,000	85,000,000
Barclays Financial LLC
5.32%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,683 (fully collateralized by $45,420,000
Federal Farm Credit Bank System, Bonds, 5.01%,
due 1/22/09, value $45,935,214, $31,120,000
Federal Home Loan Bank System, Bonds, 5.30%,
due 2/15/08, value $31,335,817 and $9,389,000
Federal National Mortgage Association, Notes,
5.35%, due 9/5/08, value $9,432,708)	85,000,000	85,000,000
Citigroup Global Markets Holdings Inc.
5.30%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,542 (fully collateralized by $7,080,000
Federal Agricultural Mortgage Corp., Notes, 7.05%,
due 1/2/17, value $6,848,012 and $79,795,000
Federal Home Loan Bank System, Bonds, 5.50%,
due 3/19/10, value $79,854,093)	85,000,000	85,000,000

T h e F u n d 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Goldman, Sachs & Co.
5.34%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,825 (fully collateralized by $35,005,000
Federal Home Loan Bank System, Bonds, 5.75%,
due 7/21/25, value $34,515,659, $7,068,000
Federal Home Loan Mortgage Corp., Notes, 4.625%,
due 6/4/15, value $6,894,288 and $45,180,000
Federal National Mortgage Association, Notes,
3.875%-5%, due 7/15/08-3/15/16, value $45,290,730)	85,000,000	85,000,000
Morgan Stanley
5.30%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,542 (fully collateralized by $18,598,000
Federal Home Loan Mortgage Corp., Notes, 5.08%, due
2/7/19, value $18,490,855 and $69,305,000 Federal
National Mortgage Association, Notes, 0%-6%, due
12/28/07-6/2/21, value $68,209,910)	85,000,000	85,000,000
UBS Securities LLC
5.31%, dated 3/30/07, due 4/2/07 in the amount of
$85,037,613 (fully collateralized by $32,000,000
Federal Home Loan Bank System, Bonds, 5.255%, due
3/14/08, value $31,997,759, $32,000,000 Federal
Home Loan Mortgage Corp., Notes, 3.20%, due 4/30/07,
value $32,370,346, $18,315,000 Federal National Mortgage
Association, Notes, 0%-5%, due 5/15/07-3/2/15 value
$18,254,326 and $4,000,000 U.S. Treasury Notes,
4%, due 11/15/12, value $4,080,000)	85,000,000	85,000,000
Total Repurchase Agreements
(cost $510,000,000)		510,000,000

Total Investments (cost $898,980,022)	101.4%	898,980,022

Liabilities, Less Cash and Receivables	(1.4%)	(12,815,108)

Net Assets	100.0%	886,164,914

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $54,995,483 or 6.2% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Repurchase Agreements	57.5	Government Agency	1.6
Banking	38.9
Asset-Backed/Multi-Seller Programs	3.4		101.4

† Based on net assets.
See notes to financial statements.

S TAT E M E N T	O F	A S S E T S	A N D	L I A B I L I T I E S
M a r c h 3 1 , 2 0 0 7

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreements of $510,000,000)—Note 1(b):	898,980,022	898,980,022
Interest receivable		577,095
		899,557,117

Liabilities ($):
Cash overdraft due to Custodian		13,392,203

Net Assets ($)		886,164,914

Composition of Net Assets ($):
Paid-in capital		886,169,324
Accumulated net realized gain (loss) on investments		(4,410)

Net Assets ($)		886,164,914

Shares Outstanding
(unlimited number of $.001 par value
shares of Beneficial Interest authorized)		886,169,324
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

T h e F u n d 9

STATEMENT	OF OPERATIONS
Year Ended March	31, 2007

Investment Income ($):
Interest Income	40,647,894
Expenses:
Management fee—Note 2(a)	776,713
Less—reduction in management fee
due to undertaking—Note 2(a)	(776,713)
Net Expenses	—
Investment Income—Net, representing net increase
in net assets resulting from operations	40,647,894

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2007	2006

Operations ($):
Investment Income—Net, representing
net increase in net assets
resulting from operations	40,647,894	11,105,134

Dividends to Shareholders from ($):
Investment income—net	(40,647,894)	(11,105,134)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	6,673,979,099	5,101,210,885
Dividends reinvested	454	4,142
Cost of shares redeemed	(6,456,389,411)	(4,787,480,085)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	217,590,142	313,734,942
Total Increase (Decrease) in Net Assets	217,590,142	313,734,942

Net Assets ($):
Beginning of Period	668,574,772	354,839,830
End of Period	886,164,914	668,574,772

See notes to financial statements.

T h e F u n d 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.052	.037	.017	.011	.016
Distributions:
Dividends from investment
income—net	(.052)	(.037)	(.017)	(.011)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.35	3.75	1.69	1.07	1.59

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	—	—	—	—	.00[a]
Ratio of net investment income
to average net assets	5.23	3.65	1.80	1.07	1.45

Net Assets, end of period
($ x 1,000)	886,165	668,575	354,840	223,169	232,377

[a] Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2007, 100% of the funds outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

T h e F u n d 15

NOTES TO FINANCIAL STATEMENTS (continued)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At March 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $4,410 available to be applied against future net securities profits, if any, realized subsequent to March 31, 2007. If not applied, $3,783 of the carryover expires in fiscal 2011 and $627 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2007 and March 31, 2006, were all ordinary income.

At March 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee. The Manager had undertaken from April 1, 2006 through March 31, 2007 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $776,713 during the period ended March 31, 2007.This waiver was voluntary, not contractual and can be terminated at any time.

T h e F u n d 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series constituting Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 17, 2007

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 89.62% of ordinary income dividends paid during the fiscal year ended March 31, 2007 as qualifying “interest related dividends.”

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1997)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (73)
Board Member (1997)

Principal Occupation During Past 5 Years:

• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 65

———————

Lucy Wilson Benson (79)
Board Member (1997)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director Emeritus
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 35

David W. Burke (71)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 77

———————

Whitney I. Gerard (72)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 33

———————

George L. Perry (73)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arthur A. Hartman, Emeritus Board Member

The Fund 21

The Fund 23

NOTES

For More Information

Dreyfus Institutional Preferred	Transfer Agent &
Plus Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $48,885 in 2006 and $48,885 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2006 and $-0- in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $8,745 in 2006 and $6,522 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $7 in 2006 and $22 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $769,395 in 2006 and $722,002 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)